SA U.S. Value Fund
SA U.S. Value Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SA U.S. Value Fund SA U.S. Value Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SA U.S. Value Fund SA U.S. Value Fund
Management fees	0.55%
Shareholder servicing fee	0.25%
Recapture expenses	0.05%	[1]
All other expenses	0.20%
Other expenses	0.25%
Total annual Fund operating expenses	1.05%
Fee waiver and/or expense reimbursement	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.05%
[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.05% of average daily net assets. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. The Adviser may elect to recapture any amounts waived or reimbursed subject to certain conditions, including that repayment does not cause annual operating expenses to exceed 1.05% of average daily net assets and that any such repayment must be made within three years after the year in which the waiver/reimbursement was made.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
SA U.S. Value Fund | SA U.S. Value Fund | USD ($)	107	334	579	1,283

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid cap U.S. companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Sub-Adviser, that the Sub-Adviser believes are “value” stocks at the time of investment.

The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). In assessing value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. The criteria the Sub-Adviser uses for assessing value are subject to change from time to time.

As of the date of this Prospectus, the Sub-Adviser considers large and mid cap companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, as of August 31, 2016, the market capitalization of a large or mid cap company was defined by the market capitalization of a company in the highest 90% of total market capitalization, which was approximately $4,236 million or above. This dollar amount will change due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. In general, this means that the higher the relative market capitalization of the issuer, the greater its representation in the Fund. The Sub-Adviser may, in its discretion, adjust the representation in the Fund of an eligible company, or exclude an eligible company, after considering such factors as free float (a company’s share capital that is freely available for trading), profitability, trading strategies, liquidity management, momentum and other factors that it determines to be appropriate given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

●	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

●	Value Stock Risk: Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

●	Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

●	Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

●	Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

●	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

●	Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

●	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

●	Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year)

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	6/30/2009	23.87%
Worst Quarter	12/31/2008	(28.45)%

The year-to-date return through the calendar quarter ended September 30, 2016 was 8.68%.

Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Total Returns - SA U.S. Value Fund	1 Year	5 Years	10 Years
SA U.S. Value Fund	(3.51%)	11.14%	5.68%
SA U.S. Value Fund | After Taxes on Distributions	(4.98%)	10.23%	5.01%
SA U.S. Value Fund | After Taxes on Distributions and Sales	(0.78%)	8.84%	4.54%
Russell 1000 Value Index	(3.83%)	11.27%	6.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.